COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 5 - COMMITMENTS AND CONTINGENCIES

Litigation

From time to time the Company may be named in claims arising in the ordinary course of business. Currently, no legal proceedings, governmental actions, administrative actions, investigations or claims are pending against the Company or involve the Company that, in the opinion of the Company’s management, could reasonably be expected to have a material adverse effect on the Company’s business and financial condition.

Operating Leases

The Company has leases related to the main office, warehouse space, research and development lab, engineering office, and sales office, all located in Reno, Nevada. The leases require annual escalating monthly payments ranging from $111 to $309. On February 2, 2022, the Company entered into a 124-month lease agreement in Reno, Nevada. The lease calls for monthly base rent of $230, $23 of fixed operating expense costs, and estimated monthly property taxes of $21. The monthly base rent and fixed operating expense costs are subject to escalation of 3% and 2.4%, respectively, on an annual basis. A certificate of substantial completion has been issued and the lease commencement date was March 25, 2024. The Company began paying monthly rent under the lease on July 24, 2024.

On April 12, 2024 the Company entered into a lease agreement, pursuant to which the Company agreed to lease an approximately 64,000 square foot facility (the “Premises”) located in Fernley, Nevada, to be used for general, warehousing, assembly/light manufacturing, painting of products, storage fulfillment, distribution of the Company’s products, and other uses as permitted under the Fernley Lease Agreement (the “Fernley Lease Agreement”). The effective date of the lease is April 1, 2024 (the “Lease Commencement Date”). However, the initial term of the Fernley Lease Agreement (the “Term”) is for a period of sixty (60) months, effective June 1, 2024 (the “Rent Commencement Date”). The base rent for the Premises, payable monthly, is $45 for the first ten months, starting June 1, 2024, and is subject to a three percent (3.0%) increase on the anniversary of the Lease Commencement Date each year. The Company also will be responsible for twenty-five percent (25%) of any operating expenses, taxes and insurance expenses incurred by the Landlord in connection with the building in which the Premises are located (the “Expenses”) as well as utility expenses. The Expenses are subject to recalculation and increase upon the completion of the Initial Improvements (as defined in the Fernley Lease Agreement). The Landlord is responsible for completing the Initial Improvements. The Fernley Lease Agreement also contains customary default provisions allowing the Landlord to terminate the Fernley Lease Agreement if the Company fails to cure certain breaches of its obligations under the Fernley Lease Agreement within a specified period of time upon written notice to the Company. Concurrent with the execution of the Fernley Lease Agreement, the Company paid the Landlord a security deposit of $50.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 5 - Commitments and Contingencies (continued)

The following table presents the breakout of the operating leases as of:

	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$19,737	$3,315
Short-term operating lease liabilities	2,926	1,288
Long-term operating lease liabilities	22,588	2,234
Total operating lease liabilities	$25,514	$3,522
Weighted average remaining lease term	8.46 years	2.6 years
Weighted average discount rate	7.86%	5.2%

Assumptions used in determining our incremental borrowing rate include our implied credit rating and an estimate of secured borrowing rates based on comparable market data.

At December 31, 2024, the future minimum lease payments under these operating leases are as follows:

Fiscal Years Ending
December 31, 2025	$4,817
December 31, 2026	4,376
December 31, 2027	3,588
December 31, 2028	3,695
December 31, 2029	3,443
Thereafter	15,883
Total lease payments	35,802
Less imputed interest	10,288
Total operating lease liabilities	$25,514

		For The Years Ended December 31,
Lease cost	Classification	2024	2023
Operating lease cost	Cost of goods sold	$1,579	$1,393
Operating lease cost	Research and development	520	90
Operating lease cost	General and administration	2,291	47
Operating lease cost	Selling and marketing	47	47
Total lease cost		$4,437	$1,577

All lease costs included in the schedule above are fixed.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 5 - Commitments and Contingencies (continued)

Financing Leases

The Company entered into finance lease agreements for equipment to support the Company’s operations. Payments under the finance lease agreements are fixed for a term of 3-5 years. The leased assets are recognized in property plant & equipment.

The following table presents the breakout of the financing leases as of:

	December 31, 2024	December 31, 2023
Finance lease right-of-use assets	$121	$106
Short-term finance lease liabilities	47	36
Long-term finance lease liabilities	63	66
Total finance lease liabilities	$110	$102
Weighted average remaining lease term	2.78 years	2.7 years
Weighted average discount rate	5.2%	5.2%

Assumptions used in determining our incremental borrowing rate include our implied credit rating and an estimate of secured borrowing rates based on comparable market data.

At December 31, 2024, the future minimum lease payments under these financing leases are as follows:

Fiscal Years Ending
December 31, 2025	$52
December 31, 2026	37
December 31, 2027	18
December 31, 2028	9
December 31, 2029	2
Total lease payments	118
Less imputed interest	8
Total financing lease liabilities	$110

Other Contingencies

See Note 7 for further discussion regarding contingent consideration arising from the April 2022 Asset Purchase agreement with Thomason Jones Company, LLC.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)